INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF RECONCILIATION OF INCOME TAX

	2023	2022

Loss before income taxes	$(3,939,961)	$(2,714,616)
Expected income tax recovery at statutory rates	$(591,000)	$(407,000)
Provincial income tax recovery	(290,000)	(244,000)
Effect of income taxes from US operations	(100,000)	(42,000)
Change in statutory, foreign tax, foreign exchange rates and other	(18,000)	(32,000)
Permanent differences	3,000	103,000
Adjustment to prior years provision versus statutory tax returns	(43,000)	(53,000)
Change in valuation allowance	1,039,000	675,000
Deferred income tax recovery	$-	$-

SCHEDULE OF PRE TAX LOSS AND INCOME TAXES

Components of the Company’s pre-tax loss and income taxes are as follows:

	2023	2022
Loss for the year
Canada	$(2,418,491)	$(2,030,281)
US	(1,521,470)	(684,335)
	$(3,939,961)	$(2,714,616)
Expected income tax (recovery)
Canada	$(659,000)	$(549,000)
US	(319,000)	(102,000)
	$(978,000)	$(651,000)
Deferred income tax
Canada	$659,000	$548,000
US	319,000	103,000
	$978,000	$651,000
Deferred income tax recovery	$-	$-

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The significant components of the Company’s deferred tax assets and liabilities are as follows:

	2023	2022

Tax loss carryforwards	$2,313,000	$1,342,000
Property and equipment	39,000	(74,000)
Financing fees	191,000	216,000
	2,543,000	1,484,000
Deferred tax assets valuation allowance	(2,543,000)	(1,484,000)
Net deferred tax assets	$-	$-